INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax
Disclosure of deferred taxes

	06/30/2022	06/30/2021
Current income tax expense	(956)	(222)
Deferred income tax expense relating to origination and reversal of temporary diferrences	(767)	-
Income tax expense recognised in statement of profit or loss	(1,723)	(222)

Deferred taxes

	06/30/2022	06/30/2021
Deferred tax asset	252	-
Deferred tax liability	1,019	-

	2021	2020	2019
Accounting net loss before tax	(67,047)	(14,769)	(16,146)
At Codere Online statutory income tax rate *	11,398	3,692	4,037
Tax effect unrecognized tax losses and permanent differences	(17,705)	(5,395)	(7,409)
Utilisation of previously unrecognised tax losses	(1,000)	-	-
Effect of different rates in different jurisdictions	6,341	3,095	2,987
Adjustment of prior year taxes	-	118	437
Income tax benefit/(expense)	(966)	(1,510)	53
Effective tax rate	1%	10.22%	0.33%
Of which -
Current tax expense	(966)	(1,510)	53
Deferred tax benefit/(expense)	-	-	-
Total income tax benefit/(expense)	(966)	(1,510)	53

*	The tax rate for the year 2021 was 17% due to Codere Online Luxembourg, S.A. became to the holding company of the Group. The tax rate for the year 2020 and 2019 was 25%.

Disclosure of deferred taxes

	06/30/2022	06/30/2021
Deferred tax asset	252	-
Deferred tax liability	1,019	-

Disclosure of future profits

Entity	Previous	2019	2020	12/31/2021	06/30/2022	Total as of 06/30/2022
SEJO	-	-	-	9,355	3,566	12,921
Codere Online S.A.U. (Spain)	1,792	-	-	-	-	1,792
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	5,997	30,611
Codere Online U.S. Corp.	-	-	-	-	6,543	6,543
LIFO AenP (Mexico)	-	-	-	343	11,561	11,904
Codere Online Luxembourg, S.A.	-	-	-	2,274	-	2,274
Codere Online Colombia SAS	-	-	-	-	4,111	4,111
Codere Online Panama S.A.	-	-	-	-	505	505

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	4,181	785	-	-	4,966
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	5,400	5,400

Entity	Previous	2018	2019	2020	Total as of 12/31/2020
Codere Online S.A.U. (Spain)	2,643	2,538	785	-	5,966
Codere Online Management Services LTD (Malta)	-	-	5,971	9,592	15,563